REVENUES (Revenue by Reportable Operating Segment and by Channel) (Details) - USD ($) $ in Thousands	3 Months Ended						6 Months Ended		9 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Disaggregation of Revenue [Line Items]
Revenues	$ 1,045,717	$ 1,072,367	$ 884,166	$ 985,094	$ 964,581	$ 660,148	$ 1,956,533	$ 1,624,729	$ 3,002,250	$ 2,609,823
Crocs Brand
Disaggregation of Revenue [Line Items]
Revenues	798,769	832,950	648,778	715,707	732,216	545,225	1,481,728	1,277,441	2,280,497	1,993,148
Crocs Brand | North America
Disaggregation of Revenue [Line Items]
Revenues	480,744	474,558	351,309	445,328	422,950	319,457	825,867	742,407	1,306,609	1,187,735
Crocs Brand | International
Disaggregation of Revenue [Line Items]
Revenues	318,025	358,392	297,469	270,379	309,266	225,768	655,861	535,034	973,888	805,413
HEYDUDE Brand
Disaggregation of Revenue [Line Items]
Revenues	246,948	239,417	235,388	269,387	232,365	114,923	474,805	347,288	721,753	616,675
Wholesale | Crocs Brand
Disaggregation of Revenue [Line Items]
Revenues	369,177	407,342	410,563	353,304	392,511	344,258	817,905	736,768	1,187,081	1,090,073
Wholesale | Crocs Brand | North America
Disaggregation of Revenue [Line Items]
Revenues	164,920	181,085	172,055	166,626	171,957	163,455	353,140	335,412	518,059	502,038
Wholesale | Crocs Brand | International
Disaggregation of Revenue [Line Items]
Revenues	204,257	226,257	238,508	186,678	220,554	180,803	464,765	401,356	669,022	588,035
Wholesale | HEYDUDE Brand
Disaggregation of Revenue [Line Items]
Revenues	146,501	148,825	167,863	181,768	162,499	86,919	316,688	249,418	463,189	431,186
Direct-to-consumer | Crocs Brand
Disaggregation of Revenue [Line Items]
Revenues	429,592	425,608	238,215	362,403	339,705	200,967	663,823	540,673	1,093,416	903,075
Direct-to-consumer | Crocs Brand | North America
Disaggregation of Revenue [Line Items]
Revenues	315,824	293,473	179,254	278,702	250,993	156,002	472,727	406,995	788,550	685,697
Direct-to-consumer | Crocs Brand | International
Disaggregation of Revenue [Line Items]
Revenues	113,768	132,135	58,961	83,701	88,712	44,965	191,096	133,678	304,866	217,378
Direct-to-consumer | HEYDUDE Brand
Disaggregation of Revenue [Line Items]
Revenues	$ 100,447	$ 90,592	$ 67,525	$ 87,619	$ 69,866	$ 28,004	$ 158,117	$ 97,870	$ 258,564	$ 185,489